REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Related parties	$ 324	$ 286	$ 788
Non-related parties	64,345	56,447	65,137
Total revenue	64,669	56,733	65,925
IPP Sale of Electricity
Revenue
Non-related parties	61,438	53,614	53,658
EPC Services
Revenue
Non-related parties	198	285	9,186
Sales of permits
Revenue
Related parties			525
Construction services
Revenue
Non-related parties	198	285	4,954
BT
Revenue
Non-related parties			4,232
Other sales
Revenue
Related parties	324	286	263
Non-related parties	2,709	2,548	2,293
Trading Solar Modules
Revenue
Non-related parties	1		3
O&M services (including consulting and others)
Revenue
Related parties	324	286	263
Non-related parties	$ 2,708	$ 2,548	$ 2,290